Cash and Cash Equivalents	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
CASH AND CASH EQUIVALENTS

8       CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following items:

	September 30, 2025	December 31, 2024
Cash and cash equivalents at banks and on hand	302	479
Cash equivalents with original maturity of less than three months	170	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	472	674

As of September 30, 2025, US$456 (2024: US$429) of cash and cash equivalents at the level of Ukraine was subject to currency restrictions that limit the Company’s ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.

Cash and cash equivalents with original maturity of less than three months amounting to US$170 (2024: US$195) comprise short-term deposits and sovereign Ukrainian bonds held by Kyivstar.

The imposition of currency exchange controls or other similar restrictions on currency convertibility in Ukraine could limit Kyivstar Group’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends.

VEON Holdings B.V. [Member]
Cash and Cash Equivalents [Line Items]
CASH AND CASH EQUIVALENTS

15     CASH AND CASH EQUIVALENTS

Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash and cash equivalents are comprised of cash at bank and on hand and highly liquid investments that are readily convertible to known amounts of cash, are subject to only an insignificant risk of changes in value and have an original maturity of less than three months.

Cash and cash equivalents consisted of the following items as of December 31:

	2024	2023
Cash and cash equivalents at banks and on hand	479	320
Cash equivalents with original maturity of less than three months	195	105
Cash and cash equivalents, as presented in the combined statement of cash flows	674	425

Cash at banks held by Kyivstar amounting to US$234 (2023: US$38) earns interest based on bank deposit rates. Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.

Cash and cash equivalents at banks and on hand include cash of US$10 (2023: US$10) retained by the Company in accordance with the demerger proposal and an estimated amount of US$235 (2023: US$272) to cover the repayment of the 2025 Notes.

Cash equivalents with original maturity of less than three months comprise cash equivalents of US$195 (2023: US$105) at Kyivstar.

The imposition of currency exchange controls or other similar restrictions on currency convertibility in Ukraine could limit the Group’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends.

As of December 31, 2024, US$429 (2023: US$143) of cash held by Kyivstar in Ukraine was subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.

The overdrawn accounts are presented as debt and derivatives within the statement of financial position. At the same time, because the overdrawn accounts are part of the Group’s cash management, they were included as cash and cash equivalents within the statement of cash flows. Refer to Note 16 for further discussion on the Group’s liquidity position.